Certain Long-Duration Contracts (Details 3) (universal life [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
universal life [Member]
Summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts
General account value	$ 992	$ 843
Separate account value	328	311
Adjusted insurance in force	$ 12,321	$ 9,777
Average age	56 years	58 years